FT Vest U.S. Equity Buffer & Digital Return ETF - January (DGJA)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
34,038	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$34,038
	(Cost $34,038)
	Total Investments — 1.1%	34,038
	(Cost $34,038)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 159.7%
	Call Options Purchased — 153.8%
44	State Street® SPDR® S&P 500® ETF Trust	$3,018,356	$6.89	01/15/27	2,960,878
150	State Street® SPDR® S&P 500® ETF Trust	10,289,850	605.17	01/15/27	1,721,993
	Total Call Options Purchased				4,682,871
	(Cost $4,853,824)
	Put Options Purchased — 5.9%
44	State Street® SPDR® S&P 500® ETF Trust	3,018,356	691.63	01/15/27	180,578
	(Cost $165,570)
	Total Purchased Options				4,863,449
	(Cost $5,019,394)
WRITTEN OPTIONS — (60.7)%
	Call Options Written — (57.4)%
(150)	State Street® SPDR® S&P 500® ETF Trust	(10,289,850)	622.46	01/15/27	(1,518,096)
(44)	State Street® SPDR® S&P 500® ETF Trust	(3,018,356)	691.63	01/15/27	(229,182)
	Total Call Options Written				(1,747,278)
	(Premiums received $1,911,823)
	Put Options Written — (3.3)%
(44)	State Street® SPDR® S&P 500® ETF Trust	(3,018,356)	622.46	01/15/27	(102,519)
	(Premiums received $94,767)
	Total Written Options				(1,849,797)
	(Premiums received $2,006,590)
	Net Other Assets and Liabilities — (0.1)%				(1,891)
	Net Assets — 100.0%				$3,045,799

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$34,038	$34,038	$—	$—
Purchased Options	4,863,449	—	4,863,449	—
Total	$4,897,487	$34,038	$4,863,449	$—

FT Vest U.S. Equity Buffer & Digital Return ETF - January (DGJA)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,849,797)	$—	$(1,849,797)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.4%
162,346	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$162,346
	(Cost $162,346)
	Total Investments — 2.4%	162,346
	(Cost $162,346)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.3%
	Call Options Purchased — 105.3%
101	State Street® SPDR® S&P 500® ETF Trust	$6,928,499	$13.83	01/15/27	6,728,864
127	State Street® SPDR® S&P 500® ETF Trust	8,712,073	705.49	01/15/27	553,257
	Total Purchased Options				7,282,121
	(Cost $7,350,778)
WRITTEN OPTIONS — (7.6)%
	Call Options Written — (7.6)%
(101)	State Street® SPDR® S&P 500® ETF Trust	(6,928,499)	691.66	01/15/27	(525,885)
	(Premiums received $564,345)
	Net Other Assets and Liabilities — (0.1)%				(3,703)
	Net Assets — 100.0%				$6,914,879

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$162,346	$162,346	$—	$—
Purchased Options	7,282,121	—	7,282,121	—
Total	$7,444,467	$162,346	$7,282,121	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(525,885)	$—	$(525,885)	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - February (DLFE)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
494,065	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$494,065
	(Cost $494,065)
	Total Investments — 1.1%	494,065
	(Cost $494,065)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 122.6%
	Call Options Purchased — 97.9%
638	State Street® SPDR® S&P 500® ETF Trust	$43,766,162	$6.92	02/19/27	42,959,443
	(Cost $43,003,206)
	Put Options Purchased — 24.7%
2,552	State Street® SPDR® S&P 500® ETF Trust	175,064,648	603.28	02/19/27	5,465,006
1,276	State Street® SPDR® S&P 500® ETF Trust	87,532,324	689.46	02/19/27	5,357,324
	Total Put Options Purchased				10,822,330
	(Cost $10,865,294)
	Total Purchased Options				53,781,773
	(Cost $53,868,500)
WRITTEN OPTIONS — (23.7)%
	Call Options Written — (2.3)%
(638)	State Street® SPDR® S&P 500® ETF Trust	(43,766,162)	774.95	02/19/27	(996,932)
	(Premiums received $1,049,396)
	Put Options Written — (21.4)%
(3,828)	State Street® SPDR® S&P 500® ETF Trust	(262,596,972)	620.52	02/19/27	(9,402,181)
	(Premiums received $9,434,678)
	Total Written Options				(10,399,113)
	(Premiums received $10,484,074)
	Net Other Assets and Liabilities — (0.0)%				(4,138)
	Net Assets — 100.0%				$43,872,587

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$494,065	$494,065	$—	$—
Purchased Options	53,781,773	—	53,781,773	—
Total	$54,275,838	$494,065	$53,781,773	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - February (DLFE)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,399,113)	$—	$(10,399,113)	$—

FT Vest Emerging Markets Buffer ETF - March (TMAR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
8,132	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$8,132
	(Cost $8,132)
	Total Investments — 0.3%	8,132
	(Cost $8,132)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 119.9%
	Call Options Purchased — 119.8%
448	iShares MSCI Emerging Markets ETF	$2,803,584	$0.45	03/20/26	2,781,668
	(Cost $2,041,560)
	Put Options Purchased — 0.1%
448	iShares MSCI Emerging Markets ETF	2,803,584	44.58	03/20/26	1,304
	(Cost $118,296)
	Total Purchased Options				2,782,972
	(Cost $2,159,856)
WRITTEN OPTIONS — (20.2)%
	Call Options Written — (20.1)%
(448)	iShares MSCI Emerging Markets ETF	(2,803,584)	52.30	03/20/26	(467,237)
	(Premiums received $26,184)
	Put Options Written — (0.1)%
(448)	iShares MSCI Emerging Markets ETF	(2,803,584)	40.12	03/20/26	(901)
	(Premiums received $36,039)
	Total Written Options				(468,138)
	(Premiums received $62,223)
	Net Other Assets and Liabilities — (0.0)%				(1,013)
	Net Assets — 100.0%				$2,321,953

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$8,132	$8,132	$—	$—
Purchased Options	2,782,972	—	2,782,972	—
Total	$2,791,104	$8,132	$2,782,972	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(468,138)	$—	$(468,138)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
26,108	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$26,108
	(Cost $26,108)
	Total Investments — 0.4%	26,108
	(Cost $26,108)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.2%
	Call Options Purchased — 104.1%
348	Invesco S&P 500® Equal Weight ETF	$7,132,956	$1.74	03/20/26	7,066,537
	(Cost $5,759,335)
	Put Options Purchased — 0.1%
348	Invesco S&P 500® Equal Weight ETF	7,132,956	173.84	03/20/26	7,374
	(Cost $478,668)
	Total Purchased Options				7,073,911
	(Cost $6,238,003)
WRITTEN OPTIONS — (4.5)%
	Call Options Written — (4.4)%
(348)	Invesco S&P 500® Equal Weight ETF	(7,132,956)	197.93	03/20/26	(300,818)
	(Premiums received $53,675)
	Put Options Written — (0.1)%
(348)	Invesco S&P 500® Equal Weight ETF	(7,132,956)	156.46	03/20/26	(2,899)
	(Premiums received $212,604)
	Total Written Options				(303,717)
	(Premiums received $266,279)
	Net Other Assets and Liabilities — (0.1)%				(4,123)
	Net Assets — 100.0%				$6,792,179

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$26,108	$26,108	$—	$—
Purchased Options	7,073,911	—	7,073,911	—
Total	$7,100,019	$26,108	$7,073,911	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(303,717)	$—	$(303,717)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
97,522	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$97,522
	(Cost $97,522)
	Total Investments — 1.3%	97,522
	(Cost $97,522)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 122.0%
	Call Options Purchased — 122.0%
112	State Street® SPDR® S&P 500® ETF Trust	$7,683,088	$10.53	04/17/26	7,548,930
131	State Street® SPDR® S&P 500® ETF Trust	8,986,469	536.94	04/17/26	1,985,397
	Total Purchased Options				9,534,327
	(Cost $6,823,288)
WRITTEN OPTIONS — (23.2)%
	Call Options Written — (23.2)%
(112)	State Street® SPDR® S&P 500® ETF Trust	(7,683,088)	526.41	04/17/26	(1,813,271)
	(Premiums received $716,169)
	Net Other Assets and Liabilities — (0.1)%				(3,933)
	Net Assets — 100.0%				$7,814,645

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$97,522	$97,522	$—	$—
Purchased Options	9,534,327	—	9,534,327	—
Total	$9,631,849	$97,522	$9,534,327	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,813,271)	$—	$(1,813,271)	$—

FT Vest Emerging Markets Buffer ETF - June (TJUN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
13,935	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$13,935
	(Cost $13,935)
	Total Investments — 0.6%	13,935
	(Cost $13,935)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 115.6%
	Call Options Purchased — 115.3%
432	iShares MSCI Emerging Markets ETF	$2,703,456	$0.46	06/18/26	2,665,487
	(Cost $2,014,091)
	Put Options Purchased — 0.3%
432	iShares MSCI Emerging Markets ETF	2,703,456	46.33	06/18/26	8,001
	(Cost $85,053)
	Total Purchased Options				2,673,488
	(Cost $2,099,144)
WRITTEN OPTIONS — (16.1)%
	Call Options Written — (15.9)%
(432)	iShares MSCI Emerging Markets ETF	(2,703,456)	55.06	06/18/26	(369,463)
	(Premiums received $37,475)
	Put Options Written — (0.2)%
(432)	iShares MSCI Emerging Markets ETF	(2,703,456)	41.70	06/18/26	(4,251)
	(Premiums received $41,279)
	Total Written Options				(373,714)
	(Premiums received $78,754)
	Net Other Assets and Liabilities — (0.1)%				(1,454)
	Net Assets — 100.0%				$2,312,255

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$13,935	$13,935	$—	$—
Purchased Options	2,673,488	—	2,673,488	—
Total	$2,687,423	$13,935	$2,673,488	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(373,714)	$—	$(373,714)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
96,532	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$96,532
	(Cost $96,532)
	Total Investments — 0.6%	96,532
	(Cost $96,532)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.9%
	Call Options Purchased — 103.0%
904	Invesco S&P 500® Equal Weight ETF	$18,529,288	$1.78	06/18/26	18,284,937
	(Cost $15,854,138)
	Put Options Purchased — 0.9%
904	Invesco S&P 500® Equal Weight ETF	18,529,288	177.65	06/18/26	162,829
	(Cost $817,717)
	Total Purchased Options				18,447,766
	(Cost $16,671,855)
WRITTEN OPTIONS — (4.4)%
	Call Options Written — (4.0)%
(904)	Invesco S&P 500® Equal Weight ETF	(18,529,288)	205.70	06/18/26	(706,449)
	(Premiums received $172,163)
	Put Options Written — (0.4)%
(904)	Invesco S&P 500® Equal Weight ETF	(18,529,288)	159.89	06/18/26	(79,290)
	(Premiums received $403,011)
	Total Written Options				(785,739)
	(Premiums received $575,174)
	Net Other Assets and Liabilities — (0.1)%				(9,213)
	Net Assets — 100.0%				$17,749,346

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$96,532	$96,532	$—	$—
Purchased Options	18,447,766	—	18,447,766	—
Total	$18,544,298	$96,532	$18,447,766	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(785,739)	$—	$(785,739)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.7%
109,846	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$109,846
	(Cost $109,846)
	Total Investments — 1.7%	109,846
	(Cost $109,846)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.6%
	Call Options Purchased — 109.6%
96	State Street® SPDR® S&P 500® ETF Trust	$6,585,504	$12.55	07/17/26	6,435,827
120	State Street® SPDR® S&P 500® ETF Trust	8,231,880	640.13	07/17/26	802,577
	Total Purchased Options				7,238,404
	(Cost $6,561,677)
WRITTEN OPTIONS — (11.2)%
	Call Options Written — (11.2)%
(96)	State Street® SPDR® S&P 500® ETF Trust	(6,585,504)	627.58	07/17/26	(741,718)
	(Premiums received $535,291)
	Net Other Assets and Liabilities — (0.1)%				(4,096)
	Net Assets — 100.0%				$6,602,436

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$109,846	$109,846	$—	$—
Purchased Options	7,238,404	—	7,238,404	—
Total	$7,348,250	$109,846	$7,238,404	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(741,718)	$—	$(741,718)	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
177,006	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$177,006
	(Cost $177,006)
	Total Investments — 0.8%	177,006
	(Cost $177,006)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.7%
	Call Options Purchased — 98.8%
322	State Street® SPDR® S&P 500® ETF Trust	$22,088,878	$6.67	08/21/26	21,781,532
	(Cost $21,270,734)
	Put Options Purchased — 11.9%
1,288	State Street® SPDR® S&P 500® ETF Trust	88,355,512	580.74	08/21/26	1,191,027
644	State Street® SPDR® S&P 500® ETF Trust	44,177,756	663.73	08/21/26	1,424,734
	Total Put Options Purchased				2,615,761
	(Cost $4,078,344)
	Total Purchased Options				24,397,293
	(Cost $25,349,078)
WRITTEN OPTIONS — (11.4)%
	Call Options Written — (1.8)%
(322)	State Street® SPDR® S&P 500® ETF Trust	(22,088,878)	734.38	08/21/26	(401,466)
	(Premiums received $563,291)
	Put Options Written — (9.6)%
(1,932)	State Street® SPDR® S&P 500® ETF Trust	(132,533,268)	597.34	08/21/26	(2,121,433)
	(Premiums received $3,356,436)
	Total Written Options				(2,522,899)
	(Premiums received $3,919,727)
	Net Other Assets and Liabilities — (0.1)%				(12,244)
	Net Assets — 100.0%				$22,039,156

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$177,006	$177,006	$—	$—
Purchased Options	24,397,293	—	24,397,293	—
Total	$24,574,299	$177,006	$24,397,293	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,522,899)	$—	$(2,522,899)	$—

FT Vest Emerging Markets Buffer ETF - September (TSEP)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
122,306	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$122,306
	(Cost $122,306)
	Total Investments — 0.9%	122,306
	(Cost $122,306)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.3%
	Call Options Purchased — 106.6%
2,397	iShares MSCI Emerging Markets ETF	$15,000,426	$0.53	09/18/26	14,787,980
	(Cost $12,767,698)
	Put Options Purchased — 1.7%
2,397	iShares MSCI Emerging Markets ETF	15,000,426	53.01	09/18/26	243,583
	(Cost $721,481)
	Total Purchased Options				15,031,563
	(Cost $13,489,179)
WRITTEN OPTIONS — (9.1)%
	Call Options Written — (8.2)%
(2,397)	iShares MSCI Emerging Markets ETF	(15,000,426)	62.12	09/18/26	(1,146,077)
	(Premiums received $238,573)
	Put Options Written — (0.9)%
(2,397)	iShares MSCI Emerging Markets ETF	(15,000,426)	47.71	09/18/26	(121,792)
	(Premiums received $307,837)
	Total Written Options				(1,267,869)
	(Premiums received $546,410)
	Net Other Assets and Liabilities — (0.1)%				(10,240)
	Net Assets — 100.0%				$13,875,760

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$122,306	$122,306	$—	$—
Purchased Options	15,031,563	—	15,031,563	—
Total	$15,153,869	$122,306	$15,031,563	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,267,869)	$—	$(1,267,869)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
293,394	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$293,394
	(Cost $293,394)
	Total Investments — 0.8%	293,394
	(Cost $293,394)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.3%
	Call Options Purchased — 100.8%
1,836	Invesco S&P 500® Equal Weight ETF	$37,632,492	$1.89	09/18/26	36,997,988
	(Cost $34,622,050)
	Put Options Purchased — 2.5%
1,836	Invesco S&P 500® Equal Weight ETF	37,632,492	189.21	09/18/26	926,556
	(Cost $1,564,220)
	Total Purchased Options				37,924,544
	(Cost $36,186,270)
WRITTEN OPTIONS — (4.0)%
	Call Options Written — (2.7)%
(1,836)	Invesco S&P 500® Equal Weight ETF	(37,632,492)	216.78	09/18/26	(1,012,793)
	(Premiums received $173,467)
	Put Options Written — (1.3)%
(1,836)	Invesco S&P 500® Equal Weight ETF	(37,632,492)	170.29	09/18/26	(474,532)
	(Premiums received $967,538)
	Total Written Options				(1,487,325)
	(Premiums received $1,141,005)
	Net Other Assets and Liabilities — (0.1)%				(22,659)
	Net Assets — 100.0%				$36,707,954

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$293,394	$293,394	$—	$—
Purchased Options	37,924,544	—	37,924,544	—
Total	$38,217,938	$293,394	$37,924,544	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,487,325)	$—	$(1,487,325)	$—

FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
28,029	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$28,029
	(Cost $28,029)
	Total Investments — 0.9%	28,029
	(Cost $28,029)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 168.1%
	Call Options Purchased — 164.2%
46	State Street® SPDR® S&P 500® ETF Trust	$3,155,554	$6.61	10/16/26	3,104,838
162	State Street® SPDR® S&P 500® ETF Trust	11,113,038	581.31	10/16/26	2,050,860
	Total Call Options Purchased				5,155,698
	(Cost $5,050,069)
	Put Options Purchased — 3.9%
46	State Street® SPDR® S&P 500® ETF Trust	3,155,554	664.36	10/16/26	123,618
	(Cost $164,446)
	Total Purchased Options				5,279,316
	(Cost $5,214,515)
WRITTEN OPTIONS — (68.9)%
	Call Options Written — (66.8)%
(162)	State Street® SPDR® S&P 500® ETF Trust	(11,113,038)	597.92	10/16/26	(1,822,199)
(46)	State Street® SPDR® S&P 500® ETF Trust	(3,155,554)	664.36	10/16/26	(276,744)
	Total Call Options Written				(2,098,943)
	(Premiums received $2,081,781)
	Put Options Written — (2.1)%
(46)	State Street® SPDR® S&P 500® ETF Trust	(3,155,554)	597.92	10/16/26	(66,133)
	(Premiums received $94,987)
	Total Written Options				(2,165,076)
	(Premiums received $2,176,768)
	Net Other Assets and Liabilities — (0.1)%				(1,966)
	Net Assets — 100.0%				$3,140,303

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$28,029	$28,029	$—	$—
Purchased Options	5,279,316	—	5,279,316	—
Total	$5,307,345	$28,029	$5,279,316	$—

FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,165,076)	$—	$(2,165,076)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.1%
516,773	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$516,773
	(Cost $516,773)
	Total Investments — 2.1%	516,773
	(Cost $516,773)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.8%
	Call Options Purchased — 106.8%
365	State Street® SPDR® S&P 500® ETF Trust	$25,038,635	$13.29	10/16/26	24,398,352
446	State Street® SPDR® S&P 500® ETF Trust	30,595,154	677.68	10/16/26	2,264,552
	Total Purchased Options				26,662,904
	(Cost $25,955,836)
WRITTEN OPTIONS — (8.8)%
	Call Options Written — (8.8)%
(365)	State Street® SPDR® S&P 500® ETF Trust	(25,038,635)	664.39	10/16/26	(2,195,114)
	(Premiums received $2,133,150)
	Net Other Assets and Liabilities — (0.1)%				(15,457)
	Net Assets — 100.0%				$24,969,106

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$516,773	$516,773	$—	$—
Purchased Options	26,662,904	—	26,662,904	—
Total	$27,179,677	$516,773	$26,662,904	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,195,114)	$—	$(2,195,114)	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
163,513	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$163,513
	(Cost $163,513)
	Total Investments — 0.9%	163,513
	(Cost $163,513)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 115.1%
	Call Options Purchased — 99.1%
253	State Street® SPDR® S&P 500® ETF Trust	$17,355,547	$6.62	11/20/26	17,081,371
	(Cost $16,913,331)
	Put Options Purchased — 16.0%
1,012	State Street® SPDR® S&P 500® ETF Trust	69,422,188	576.68	11/20/26	1,351,566
506	State Street® SPDR® S&P 500® ETF Trust	34,711,094	659.06	11/20/26	1,406,564
	Total Put Options Purchased				2,758,130
	(Cost $3,192,551)
	Total Purchased Options				19,839,501
	(Cost $20,105,882)
WRITTEN OPTIONS — (15.9)%
	Call Options Written — (2.3)%
(253)	State Street® SPDR® S&P 500® ETF Trust	(17,355,547)	751.13	11/20/26	(399,292)
	(Premiums received $509,499)
	Put Options Written — (13.6)%
(1,518)	State Street® SPDR® S&P 500® ETF Trust	(104,133,282)	593.16	11/20/26	(2,350,335)
	(Premiums received $2,748,772)
	Total Written Options				(2,749,627)
	(Premiums received $3,258,271)
	Net Other Assets and Liabilities — (0.1)%				(9,596)
	Net Assets — 100.0%				$17,243,791

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$163,513	$163,513	$—	$—
Purchased Options	19,839,501	—	19,839,501	—
Total	$20,003,014	$163,513	$19,839,501	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,749,627)	$—	$(2,749,627)	$—

FT Vest Emerging Markets Buffer ETF - December (TDEC)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
109,886	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$109,886
	(Cost $109,886)
	Total Investments — 1.1%	109,886
	(Cost $109,886)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.7%
	Call Options Purchased — 105.6%
1,769	iShares MSCI Emerging Markets ETF	$11,070,402	$0.54	12/18/26	10,840,326
	(Cost $10,330,817)
	Put Options Purchased — 3.1%
1,769	iShares MSCI Emerging Markets ETF	11,070,402	53.72	12/18/26	319,888
	(Cost $456,396)
	Total Purchased Options				11,160,214
	(Cost $10,787,213)
WRITTEN OPTIONS — (9.8)%
	Call Options Written — (8.0)%
(1,769)	iShares MSCI Emerging Markets ETF	(11,070,402)	64.35	12/18/26	(813,563)
	(Premiums received $378,726)
	Put Options Written — (1.8)%
(1,769)	iShares MSCI Emerging Markets ETF	(11,070,402)	48.35	12/18/26	(185,550)
	(Premiums received $190,815)
	Total Written Options				(999,113)
	(Premiums received $569,541)
	Net Other Assets and Liabilities — (0.0)%				(4,708)
	Net Assets — 100.0%				$10,266,279

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$109,886	$109,886	$—	$—
Purchased Options	11,160,214	—	11,160,214	—
Total	$11,270,100	$109,886	$11,160,214	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(999,113)	$—	$(999,113)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
787,775	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$787,775
	(Cost $787,775)
	Total Investments — 1.0%	787,775
	(Cost $787,775)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.1%
	Call Options Purchased — 100.4%
3,851	Invesco S&P 500® Equal Weight ETF	$78,933,947	$1.93	12/18/26	77,249,443
	(Cost $73,384,357)
	Put Options Purchased — 3.7%
3,851	Invesco S&P 500® Equal Weight ETF	78,933,947	192.88	12/18/26	2,836,184
	(Cost $3,705,273)
	Total Purchased Options				80,085,627
	(Cost $77,089,630)
WRITTEN OPTIONS — (5.0)%
	Call Options Written — (2.9)%
(3,851)	Invesco S&P 500® Equal Weight ETF	(78,933,947)	221.46	12/18/26	(2,240,165)
	(Premiums received $1,085,592)
	Put Options Written — (2.1)%
(3,851)	Invesco S&P 500® Equal Weight ETF	(78,933,947)	173.59	12/18/26	(1,601,631)
	(Premiums received $1,938,835)
	Total Written Options				(3,841,796)
	(Premiums received $3,024,427)
	Net Other Assets and Liabilities — (0.1)%				(46,317)
	Net Assets — 100.0%				$76,985,289

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$787,775	$787,775	$—	$—
Purchased Options	80,085,627	—	80,085,627	—
Total	$80,873,402	$787,775	$80,085,627	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,841,796)	$—	$(3,841,796)	$—

FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
738,397	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$738,397
	(Cost $738,397)
	Total Investments — 1.0%	738,397
	(Cost $738,397)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.7%
	Call Options Purchased — 98.0%
1,049	State Street® SPDR® S&P 500® ETF Trust	$71,960,351	$6.92	04/17/26	71,080,167
	(Cost $71,494,373)
	Put Options Purchased — 1.7%
1,049	State Street® SPDR® S&P 500® ETF Trust	71,960,351	674.37	04/17/26	1,208,028
	(Cost $1,453,948)
	Total Purchased Options				72,288,195
	(Cost $72,948,321)
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.3)%
(1,049)	State Street® SPDR® S&P 500® ETF Trust	(71,960,351)	719.40	04/17/26	(238,197)
	(Premiums received $823,228)
	Put Options Written — (0.3)%
(1,049)	State Street® SPDR® S&P 500® ETF Trust	(71,960,351)	587.91	04/17/26	(230,979)
	(Premiums received $385,290)
	Total Written Options				(469,176)
	(Premiums received $1,208,518)
	Net Other Assets and Liabilities — (0.1)%				(44,781)
	Net Assets — 100.0%				$72,512,635

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$738,397	$738,397	$—	$—
Purchased Options	72,288,195	—	72,288,195	—
Total	$73,026,592	$738,397	$72,288,195	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(469,176)	$—	$(469,176)	$—

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
803,250	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (a)	$803,250
	(Cost $803,250)
	Total Investments — 1.1%	803,250
	(Cost $803,250)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.3%
	Call Options Purchased — 98.4%
1,077	State Street® SPDR® S&P 500® ETF Trust	$73,881,123	$6.89	05/15/26	72,987,622
	(Cost $73,369,869)
	Put Options Purchased — 2.9%
1,077	State Street® SPDR® S&P 500® ETF Trust	73,881,123	689.43	05/15/26	2,123,812
	(Cost $2,154,322)
	Total Purchased Options				75,111,434
	(Cost $75,524,191)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (1.1)%
(1,077)	State Street® SPDR® S&P 500® ETF Trust	(73,881,123)	715.56	05/15/26	(788,299)
	(Premiums received $807,428)
	Put Options Written — (1.2)%
(1,077)	State Street® SPDR® S&P 500® ETF Trust	(73,881,123)	637.72	05/15/26	(894,610)
	(Premiums received $1,230,689)
	Total Written Options				(1,682,909)
	(Premiums received $2,038,117)
	Net Other Assets and Liabilities — (0.1)%				(50,670)
	Net Assets — 100.0%				$74,181,105

(a)	Rate shown reflects yield as of February 28, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$803,250	$803,250	$—	$—
Purchased Options	75,111,434	—	75,111,434	—
Total	$75,914,684	$803,250	$75,111,434	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,682,909)	$—	$(1,682,909)	$—

First Trust Exchange-Traded Fund VIII
Additional Information
February 28, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.